Document and Entity Information	Aug. 24, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001748773
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 24, 2022
Entity Registrant Name	RATTLER MIDSTREAM LP
Entity Incorporation State Country Code	DE
Entity File Number	001-38919
Entity Tax Identification Number	83-1404608
Entity Address, Address Line One	500 West
Entity Address, Address Line Two	Texas
Entity Address, Address Line Three	Suite 1200
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	(432)
Local Phone Number	221-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	RTLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true